Note 2 - Loans (Details) - USD ($)		Jun. 30, 2022	Dec. 31, 2021
Financing Receivable, 90 Days or More Past Due, Still Accruing		$ 0	$ 0
Origination year - 2020
Live Checks, Performing	[1]	86,494,000
Live Checks, Nonperforming	[1]	4,906,000
Live Checks	[1]	91,400,000
Premier Loans, Performing	[1]	45,753,000
Premier Loans, Nonperforming	[1]	459,000
Premier Loans	[1]	46,212,000
Other Consumer Loans, Performing	[1]	304,258,000
Other Consumer Loans, Nonperforming	[1]	5,272,000
Other Consumer Loans	[1]	309,530,000
Real Estate Loans, Performing	[1]	1,963,000
Real Estate Loans, Nonperforming	[1]	18,000
Real Estate Loans	[1]	1,981,000
Sales Finance Contracts, Performing	[1]	48,510,000
Sales Finance Contracts, Nonperforming	[1]	370,000
Sales Finance Contracts	[1]	48,880,000
Origination year - 2019
Live Checks, Performing		40,840,000
Live Checks, Nonperforming		3,464,000
Live Checks		44,304,000
Premier Loans, Performing		45,855,000
Premier Loans, Nonperforming		1,669,000
Premier Loans		47,524,000
Other Consumer Loans, Performing		256,569,000
Other Consumer Loans, Nonperforming		17,803,000
Other Consumer Loans		274,372,000
Real Estate Loans, Performing		16,350,000
Real Estate Loans, Nonperforming		521,000
Real Estate Loans		16,871,000
Sales Finance Contracts, Performing		48,144,000
Sales Finance Contracts, Nonperforming		1,697,000
Sales Finance Contracts		49,841,000
Origination year - 2018
Live Checks, Performing		4,360,000
Live Checks, Nonperforming		236,000
Live Checks		4,596,000
Premier Loans, Performing		12,089,000
Premier Loans, Nonperforming		544,000
Premier Loans		12,633,000
Other Consumer Loans, Performing		44,217,000
Other Consumer Loans, Nonperforming		3,185,000
Other Consumer Loans		47,402,000
Real Estate Loans, Performing		6,831,000
Real Estate Loans, Nonperforming		253,000
Real Estate Loans		7,084,000
Sales Finance Contracts, Performing		25,801,000
Sales Finance Contracts, Nonperforming		1,314,000
Sales Finance Contracts		27,115,000
Origination year - 2017
Live Checks, Performing		818,000
Live Checks, Nonperforming		44,000
Live Checks		862,000
Premier Loans, Performing		3,864,000
Premier Loans, Nonperforming		129,000
Premier Loans		3,993,000
Other Consumer Loans, Performing		13,222,000
Other Consumer Loans, Nonperforming		1,233,000
Other Consumer Loans		14,455,000
Real Estate Loans, Performing		5,810,000
Real Estate Loans, Nonperforming		346,000
Real Estate Loans		6,156,000
Sales Finance Contracts, Performing		5,803,000
Sales Finance Contracts, Nonperforming		387,000
Sales Finance Contracts		6,190,000
Origination year - 2016
Live Checks, Performing		88,000
Live Checks, Nonperforming		1,000
Live Checks		89,000
Premier Loans, Performing		1,025,000
Premier Loans, Nonperforming		34,000
Premier Loans		1,059,000
Other Consumer Loans, Performing		3,724,000
Other Consumer Loans, Nonperforming		331,000
Other Consumer Loans		4,055,000
Real Estate Loans, Performing		4,143,000
Real Estate Loans, Nonperforming		255,000
Real Estate Loans		4,398,000
Sales Finance Contracts, Performing		1,154,000
Sales Finance Contracts, Nonperforming		103,000
Sales Finance Contracts		1,257,000
Origination year - Prior
Live Checks, Performing		17,000
Live Checks, Nonperforming		1,000
Live Checks		18,000
Premier Loans, Performing		150,000
Premier Loans, Nonperforming		5,000
Premier Loans		155,000
Other Consumer Loans, Performing		831,000
Other Consumer Loans, Nonperforming		74,000
Other Consumer Loans		905,000
Real Estate Loans, Performing		5,231,000
Real Estate Loans, Nonperforming		313,000
Real Estate Loans		5,544,000
Sales Finance Contracts, Performing		134,000
Sales Finance Contracts, Nonperforming		20,000
Sales Finance Contracts		154,000
Origination year - Total Net Balance
Live Checks, Performing		132,617,000
Live Checks, Nonperforming		8,652,000
Live Checks		141,269,000
Premier Loans, Performing		108,736,000
Premier Loans, Nonperforming		2,840,000
Premier Loans		111,576,000
Other Consumer Loans, Performing		622,821,000
Other Consumer Loans, Nonperforming		27,898,000
Other Consumer Loans		650,719,000
Real Estate Loans, Performing		40,328,000
Real Estate Loans, Nonperforming		1,706,000
Real Estate Loans		42,034,000
Sales Finance Contracts, Performing		129,546,000
Sales Finance Contracts, Nonperforming		3,891,000
Sales Finance Contracts		$ 133,437,000

[1]	Includes loans originated during the six-months ended June 30, 2022.